Fair Value Measurements - Assets measured at fair value on a non-recurring basis and related impairment charges (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	$ 10,496		$ 10,418	$ 10,567
Impairment Charges			25	32	$ 80
Non-Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0		12	89
Mortgage and other loans receivable				15
Other assets			0	14
Total	0		12	118
Impairment Charges	0	$ 0	25	7	82
Non-Recurring Basis | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment Charges	0	$ 0	25	6	77
Non-Recurring Basis | Other Invested Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment Charges			0	1	$ 5
Non-Recurring Basis | Asset Class to Loans Held For Sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	100		163
Non-Recurring Basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0		0	0
Mortgage and other loans receivable				0
Other assets			0	0
Total	0		0	0
Non-Recurring Basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0		0	0
Mortgage and other loans receivable				0
Other assets			0	14
Total	0		0	14
Non-Recurring Basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0		12	89
Mortgage and other loans receivable				15
Other assets			0	0
Total	$ 0		$ 12	$ 104